Capital Stock and Other Capital Related Accounts - Summary of Issued, Paid-in and Registered Capital (Parenthetical) (Detail)		12 Months Ended
	Nov. 01, 2017 Vote $ / shares	Dec. 31, 2018 Vote $ / shares	Dec. 31, 2017 Vote $ / shares
Disclosure of capital stock and other capital related accounts [abstract]
Par value per share | $ / shares	$ 0.10	$ 0.10	$ 0.10
Number of votes per share | Vote	1	1	1